Goodwill and Other Intangibles (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 y acquisition unit	Dec. 31, 2011	Dec. 31, 2010
Intangible assets
Number of reporting units	2
Finite-lived intangible asset, gross carrying amount	$ 26,400,000,000	$ 26,500,000,000
Finite-lived intangible assets weighted average useful life (in years)	13.4
Amortization expense related to finite-lived intangible assets	486,000,000	452,000,000	427,000,000
Anticipated annual amortization expenses
Anticipated annual amortization expenses, 2013	454,000,000
Anticipated annual amortization expenses, 2014	420,000,000
Anticipated annual amortization expenses, 2015	392,000,000
Anticipated annual amortization expenses, 2016	364,000,000
Anticipated annual amortization expenses, 2017	341,000,000
Intangible assets, gross carrying amount	12,945,000,000	12,594,000,000
Finite-lived intangible asset, accumulated amortization	(3,192,000,000)	(2,725,000,000)
Intangible assets, net carrying amount	9,753,000,000	9,869,000,000
Decrease in goodwill	63,000,000
Decrease in goodwill due to realization of tax benefits associated with replacement stock options issued in a 2007 acquisition	11,000,000
Decrease in goodwill due to certain balance sheet adjustments to land and close store reserves related to acquisitions in previous years	52,000,000
Increase in goodwill due to certain immaterial acquisitions	44,000,000
Number of immaterial acquisitions	2
UAM Medicare Part D Business
Anticipated annual amortization expenses
Decrease in goodwill due to acquisition	44,000,000
Customer contracts and relationships and covenants not to compete
Intangible assets
Finite-lived intangible assets weighted average useful life (in years)	12.9
Anticipated annual amortization expenses
Intangible assets, gross carrying amount	5,745,000,000	5,427,000,000
Finite-lived intangible asset, accumulated amortization	(2,812,000,000)	(2,386,000,000)
Intangible assets, net carrying amount	2,933,000,000	3,041,000,000
Favorable leases and other
Intangible assets
Finite-lived intangible assets weighted average useful life (in years)	17.3
Anticipated annual amortization expenses
Intangible assets, gross carrying amount	802,000,000	769,000,000
Finite-lived intangible asset, accumulated amortization	(380,000,000)	(339,000,000)
Intangible assets, net carrying amount	422,000,000	430,000,000
Trademarks (indefinitely-lived)
Anticipated annual amortization expenses
Indefinite-lived intangible assets	6,400,000,000	6,400,000,000
Intangible assets, gross carrying amount	6,398,000,000	6,398,000,000
Intangible assets, net carrying amount	$ 6,398,000,000	$ 6,398,000,000